1.  Name and address of issuer

	Morgan Stanley U.S. Government
Money Market Trust

2.  The name of each series or class of
securities for which this Form is filed
	x

3a.  Investment Company Act File Number:

	811-03326

3b.  Securities Act File Number:

	002-74980

4a.  Last day of fiscal year for which
this Form is filed:

	January 31, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4c.  []  Check box if this is the last
time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of
securities sold during the fiscal year
pursuant to section 24(f):	6,182,999,440

	(ii)  Aggregate price of securities
redeemed or repurchased during
the fiscal year:	6,359,730,045

	(iii)  Aggregate price of securities
 redeemed or repurchased during
any prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:	0.00

	(iv)  Total available redemption
credits [add items 5(ii) and 5(iii)]:
	(6,359,730,045)

	(v)  Net sales -- if item 5(i)
is greater than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
0.00

	(vi)  Redemption credits available
 for use in future years -
if item 5(i) is less than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
(176,730,605)

	(vii)  Multiplier for determining
registration fee
(See Instruction C.9):	   .00013640

	(viii)  Registration fee due
[multiply item 5(v) by item 5(vii)]
(enter "0" if no fee is due):	0.00

6.  Prepaid Shares:

	If the response to Item 5(i)
was determined by deducting an amount of
securities that were registered under the
Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the amount of
securities (number of shares or shares
or other units) deducted here:	.
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end
of the fiscal year for which this form is
filed that are available for use by the
issuer in future fiscal years, then
state that number here:	.

	If the response to Item 5(i)
was determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or shares
or other units) deducted here:	.
If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end of
the fiscal year for which this form
is filed that are available for use by the
issuer in future fiscal years,
then state that number here:	.

	0.00

8.  Total of the amount of registration
fee due plus any interest due
[line 5(viii) plus line 7]:

	0.00

9.  Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed
below by the following persons on
behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "April 30, 2013"
*Please print the name and title of the
signing officer below the